Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue	$ 726,422	$ 205,164	$ 1,246,285	$ 2,268,717	$ 212,780
Cost of revenue	(222,206)	(88,888)	(371,488)	(539,281)	(56,216)
Gross profit	504,216	116,276	874,797	1,729,436	156,564
Selling and marketing expenses	(3,580)	(154)	(3,686)	(17,282)	(8,947)
General and administrative expense	(648,667)	(537,862)	(1,111,748)	(1,184,973)	(470,788)
Loss on disposal of a subsidiary	(42,346)
Operating income (loss)	(190,377)	(421,740)	(240,637)	527,181	(323,171)
Other income (expense), net	2,447	(1,547)	15,244	12,026	(40)
Income (loss) before income taxes	(187,930)	(423,287)	(225,393)	539,207	(323,211)
Income tax (expense) benefits	(3,229)	9,866	(15,187)	(165,268)	43,930
Net income (loss)	(191,159)	(413,421)	(240,580)	373,939	(279,281)
Foreign currency translation differences	3,753	(5,347)	23,662	(3,256)	3,345
Total comprehensive income (loss) for the years	$ (187,406)	$ (418,768)	$ (216,918)	$ 370,683	$ (275,936)
Basic and diluted earnings (loss) per ordinary share	$ (0.00)	$ (0.00)	$ (0.00)	$ 0.00	$ (0.00)
Weighted average number of common shares outstanding – Basic and diluted	302,734,900	302,734,900	302,734,900	302,734,900	302,734,900
Previously Reported [Member]
Revenue				$ 2,268,717
Cost of revenue				(330,091)
Gross profit				1,938,626
Selling and marketing expenses				(17,282)
General and administrative expense				(1,394,163)
Operating income (loss)				527,181
Other income (expense), net				12,026
Income (loss) before income taxes				539,207
Income tax (expense) benefits				(165,268)
Net income (loss)				373,939
Foreign currency translation differences				(3,256)
Total comprehensive income (loss) for the years				$ 370,683
Basic and diluted earnings (loss) per ordinary share				$ 0.00
Weighted average number of common shares outstanding – Basic and diluted				302,734,900